Debt - Schedule of Principal Payments Due on Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
2026-2027	$ 30,477	$ 28,610
2027-2028	761,724	482,890
2028-2029	55,347	255,344
2029-2030	185,938	189,119
2030-2031	10,904	11,186
Thereafter	326,015	331,463
Total	$ 1,370,405	$ 1,298,612